CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Short-Term Bank Borrowings	$ 83,610	$ 75,921
Borrowed Funds, Related Parties	4,349	2,716
Borrowed Funds	437,594	202,725
Financing payables, related parties	273,970	151,921
Other Payables and Accrued Liabilities	61,202	48,210
Income Tax Payable	5,476	3,317
Current liabilities of discontinued operations	$ 4,471	$ 50,445
Preferred Stock, Par Value (in dollars per share)	$ 0.001	$ 0.001
Preferred Stock, Shares Authorized (in shares)	1,000,000	1,000,000
Preferred Stock, Shares Issued (in shares)	0	0
Common Stock, Par Value (in dollars per share)	$ 0.001	$ 0.001
Common Stock, Shares Authorized (in shares)	1,000,000,000	100,000,000
Common Stock, Shares, Issued (in shares)	23,561,949	23,550,993
Common Stock, Shares, Outstanding (in shares)	23,561,949	23,550,993
Variable Interest Entity
Short-Term Bank Borrowings	$ 74,960	$ 56,363
Borrowed Funds, Related Parties	134	2,716
Borrowed Funds	228,278	202,725
Financing payables, related parties	200,721	58,620
Other Payables and Accrued Liabilities	29,061	14,334
Income Tax Payable	3,741	2,562
Current liabilities of discontinued operations	$ 806	$ 9,868